Taxes on income - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Owned, Federal Income Tax Note [Line Items]
Decrease in provision for tax on trapped earnings due to utilization in period	$ 4,900
Undistributed earnings of foreign subsidiaries		$ 66,925
Interest on income taxes accrued		$ 353	$ 441
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		23.00%	23.00%	23.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		25.00%
Income Taxes Paid, Net		$ (549)	$ 7,706	$ 10,047
GERMANY
Investments, Owned, Federal Income Tax Note [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		33.00%
SINGAPORE
Investments, Owned, Federal Income Tax Note [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		17.00%
Income Taxes Paid, Net		$ 269
UNITED STATES
Investments, Owned, Federal Income Tax Note [Line Items]
Income Taxes Paid, Net		(721)
UNITED KINGDOM
Investments, Owned, Federal Income Tax Note [Line Items]
Income Taxes Paid, Net		(200)
ISRAEL
Investments, Owned, Federal Income Tax Note [Line Items]
Income Taxes Paid, Net		$ (636)
Approved Enterprise and Beneficiary Enterprise | Minimum
Investments, Owned, Federal Income Tax Note [Line Items]
Beneficial tax rate		0.00%
Approved Enterprise and Beneficiary Enterprise | Maximum
Investments, Owned, Federal Income Tax Note [Line Items]
Beneficial tax rate		10.00%